RESTRICTED NET ASSETS (Details Narrative) - CNY (¥)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Percentage of after tax profit, transferred annually by PRC subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)	50.00%
Amount of appropriations to statutory reserve, enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0
PRC subsidiaries' restricted net assets	¥ 0